NT Tax Exempt Bond ETF [Member] Investment Objectives and Goals - NT Tax-Exempt Bond ETF	Aug. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST TAX‑EXEMPT BOND ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE All Maturity Focused Municipal Bond Index (the “Underlying Index”).